Non-Controlling Interest	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Non-Controlling Interest [Abstract]
NON-CONTROLLING INTEREST

Note 10. NON-CONTROLLING INTEREST

The Company’s non-controlling interest consists of the following:

	December 31,	June 30,
	2017	2017

Sino-China:
Original paid-in capital	$356,400	$356,400
Additional paid-in capital	1,044	1,044
Accumulated other comprehensive income	82,769	217,379
Accumulated deficit	(5,277,982)	(5,421,578)
	(4,837,769)	(4,846,755)
Trans Pacific Logistics Shanghai Ltd.	98,426	46,047
ACH Trucking Center Corp. (A)	-	31,929
Total	$(4,739,343)	$(4,768,779)

(A) The Company has terminated the joint venture agreement with Jetta Global on ACH Trucking Center Corp. on December 4, 2017.

Note 11. NON-CONTROLLING INTEREST

The Company’s non-controlling interest consists of the following:

	June 30,	June 30,
	2017	2016

Sino-China:
Original paid-in capital	$356,400	$356,400
Additional paid-in capital	1,044	1,044
Accumulated other comprehensive income	217,379	157,019
Accumulated deficit	(5,421,578)	(5,349,210)
	(4,846,755)	(4,834,747)
Trans Pacific Logistics Shanghai Ltd.	46,047	27,400
ACH Trucking Center Corp.	31,929	-
Total	$(4,768,779)	$(4,807,347)